Licensed Copyrights, Net - Schedule of Estimated Future Amortisation Expenses For Licensed Copyrights (Detail) - Dec. 31, 2024 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Licensed Copyrights [Abstract]
Within 1 year	¥ 2,883	$ 395
Between 1 and 2 years	1,595	219
Between 2 and 3 years	¥ 1,033	$ 141